Supplemental disclosure of cash flow information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash Flow Statement [Abstract]
Compensatory shares	$ 2,505	$ 1,688